GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

         The information required to be contained in this report for the period ending December 31, 2000 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund
File No. 811-0550
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   27,   2001
Accession   No. 0000930413-01-000334

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   21,   2001
Accession   No. 0000814680-01-000002

Fidelity Variable Insurance Products Fund
File No. 811-03329
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000
Accession   No. 0000356494-00-000013

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   26,   2001
Accession   No. 0000927384-01-500004

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   21,   2001
Accession   No. 0001012709-01-000337

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   26,   2001
Accession   No. 0000356476-01-000008

Pioneer Variable Contracts Trust
File No. 811-08786
Form N-30D
Filed  via  EDGAR  and   accpeted   on   February   26,   2001
Accession   No. 0000930709-01-000004

RS Investment Trust
File No. 811-05159
Form N-30D
Filed   via   EDGAR   and   accepted   on   March   16,   2001
Accession   No. 0000912057-01-007702

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed   via   EDGAR   and   accepted   on   March   23,   2001
Accession   No. 0000950135-01-500404